Consolidated Statements of Change In Shareholders’ Equity - USD ($)		Class A Ordinary shares		Class A [2]	Class B Ordinary shares		Class B [2]	Additional paid-in capital	Deferred share compensation	Accumulated deficit	Total
Balance at Jun. 30, 2022		$ 192,788	[1]					$ 195,654,317	$ (32,978)	$ (147,370,363)	$ 48,443,764
Balance (in Shares) at Jun. 30, 2022		4,819,700	[1]
Sale of units		$ 70,000	[1]					4,948,985			5,018,985
Sale of units (in Shares)		1,750,000	[1]
Sale of ordinary shares		$ 48,000	[1]					1,452,000			1,500,000
Sale of ordinary shares (in Shares)		1,200,000	[1]
Ordinary shares issued for compensation		$ 72,000	[1]					1,269,000	(1,101,000)		240,000
Ordinary shares issued for compensation (in Shares)		1,800,000	[1]
Forfeiture of unvested restricted ordinary shares			[1]					(12,458)	12,458
Stock compensation expense			[1]						33,118		33,118
Net loss			[1]							(12,177,212)	(12,177,212)
Balance at Dec. 31, 2022		$ 382,788	[1]					203,311,844	(1,088,402)	(159,547,575)	43,058,655
Balance (in Shares) at Dec. 31, 2022		9,569,700	[1]
Balance at Jun. 30, 2023		$ 599,640	[1]		$ 48,000	[1]		213,146,190	(3,857,367)	(185,220,028)	24,716,435
Balance (in Shares) at Jun. 30, 2023		14,991,012	[1]	14,991,012	1,200,000	[1]	1,200,000
Sale of ordinary shares		$ 184,800	[1]			[1]		1,195,200			1,380,000
Sale of ordinary shares (in Shares)	[1]	4,620,000
Ordinary shares issued for acquisition of intangible assets		$ 960,000	[1]			[1]		6,240,000			7,200,000
Ordinary shares issued for acquisition of intangible assets (in Shares)	[1]	24,000,000
Ordinary shares issued for acquisition of concert cooperation rights		$ 256,000	[1]			[1]		7,744,000			8,000,000
Ordinary shares issued for acquisition of concert cooperation rights (in Shares)	[1]	6,400,000
Stock compensation expense			[1]			[1]		6,400	2,186,037		2,192,437
Net loss			[1]			[1]				(21,124,253)	(21,124,253)
Balance at Dec. 31, 2023		$ 2,000,440	[1]		$ 48,000	[1]		$ 228,331,790	$ (1,671,330)	$ (206,344,281)	$ 22,364,619
Balance (in Shares) at Dec. 31, 2023		50,011,012	[1]	50,011,012	1,200,000	[1]	1,200,000

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023
[2]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023